SCHEDULE I (Condensed Financial Information of Parent Company) (Tables)	12 Months Ended
Dec. 31, 2014
SCHEDULE I [Abstract]
CONDENSED BALANCE SHEETS

OSSEN INNOVATION CO., LTD

CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2014 AND 2013

	December,31
	2014	2013
ASSETS
Current Assets
Cash	$23,762	$19,171
Accounts receivable from related party	20,000,000	20,000,000
Total Current Assets	20,023,762	20,019,171
Long term investment in subsidiaries	56,157,552	51,690,990
TOTAL ASSETS	$76,181,314	$71,710,161

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities
Other payables and accrued liabilities	$802,059	$645,810
Due to shareholder	100,000	50,000
Total Current Liabilities	902,059	695,810
TOTAL LIABILITIES	$902,059	$695,810

EQUITY
Shareholders' Equity
Share Capital	$200,000	$200,000
Additional paid-in capital	20,735,955	20,735,955
Retained earnings	54,421,758	50,167,637
Accumulated other comprehensive income	18,150	7,367
Treasury stock	(96,608)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	75,279,255	71,014,351
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$76,181,314	$71,710,161

CONDENSED STATEMENTS OF OPERATIONS

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS

OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

	Year Ended December,31
	2014	2013	2012

REVENUES	-	-	-
COST OF GOODS SOLD	-	-	-
GROSS PROFIT	-	-	-
Selling expenses	-	-	-
General and administrative expenses	(201,439)	(722,695)	(473,060)
Total Operating Expenses	(201,439)	(722,695)	(473,060)

LOSS FROM OPERATIONS	(201,439)	(722,695)	(473,060)
Financial expenses, net	(219)	(263)	(619)
Investment in subsidiaries	4,060,533	4,366,716	2,942,190
INCOME BEFORE INCOME TAX	3,858,875	3,643,758	2,468,511
INCOME TAX	-	-	-
NET INCOME	3,858,875	3,643,758	2,468,511

CONDENSED STATEMENTS OF CASH FLOWS

OSSEN INNOVATION CO., LTD CONDENSED

STATEMENTSOF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2014, 2013 AND 2012

	Year Ended December,31
	2014	2013	2012

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,858,875	$3,643,758	$2,468,511
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(4,060,533)	(4,366,716)	(2,942,190)
Other payables and accrued liabilities	156,249	645,810	-
Due to shareholder	50,000	50,000	-
Net cash provided by / (used in) operating activities	4,591	(27,148)	(473,679)

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	-	-	(96,608)
Net cash provided by / (used in) financing activities	-	-	(96,608)

INCREASE / (DECREASE) IN CASH	4,591	(27,148)	(570,287)
Effect of exchange rate changes on cash	-	(49)	1
Cash at beginning of period	19,171	46,368	616,654
CASH AT END OF PERIOD	$23,762	$19,171	$46,368